BORROWINGS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Seamless Group Inc [Member]
BORROWINGS

4 Borrowings

	June 30, 2022	December 31, 2021
	US$	US$

Short-term borrowings (i)	4,927,019	3,799,427

Long-term borrowings (ii)	3,383,402	2,449,318
Less: current maturities	(371,596)	(344,975)
Non-current maturities	3,011,806	2,104,343

(i)	As of June 30, 2022, the Company obtained several loans from individuals amounted to US$2.1 million, of which US$0.6 million was obtained from Dr. Ronnie Hui. As of June 30, 2022 and December 31, 2021, the weighted average interest rate of these borrowings was 10.0% and 15.9% per annum, respectively. The borrowings are primarily denominated in HK$.

(ii)	As of June 30, 2022, the Company had a loan of US$2.05 million from Noble Tack International Limited, one of the shareholders of its subsidiary, Dynamic Indonesia Holdings Limited. The loan is unsecured, interest-free and repayable on demand.

As of June 30, 2022, loans of US$1.7 million were guaranteed by Mr. Alexander Kong (December 31, 2021: US$4.1 million).

Interest expense during the six months ended June 30, 2022 and 2021 was US$3,992,501 and US$2,565,026, respectively.

As of June 30, 2022, the long-term borrowings will be due according to the following schedule:

Principal amounts
US$
For the year ending December 31,
2022	177,796
2023	343,217
2024	366,739
2025	2,495,650
Total	3,383,402

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

10 Borrowings

	December 31,
	2021	2020
	US$	US$

Short-term borrowings (i)	3,799,427	3,417,996

Long-term borrowings (ii)	2,449,318	2,773,118
Less: current maturities	(344,975)	(237,992)
Non-current maturities	2,104,343	2,535,126

(i)	As of December 31, 2021 and 2020, the Company had several unsecured short-term loans from independent third parties which were repayable within one year and charged interest rates ranging from 15.0% to 17.0% and 16.2% to 17.0% per annum, respectively. As of December 31, 2021 and 2020, the weighted average interest rate of these borrowings was 15.9% and 16.7% per annum, respectively. The borrowings are primarily denominated in HK$.

(ii)	As of December 31, 2021 and 2020, the Company obtained several unsecured long-term loans for two to five years. Interest rates ranged from 2.5% to 24.0% per annum. As of December 31, 2021 and 2020, the weighted average interest rate of these borrowings was 18.0% and 21.3% per annum, respectively. All of the borrowings are denominated in HK$.

As of December 31, 2021, the Company obtained loans from two members of management of the Company.

A loan of HK$4.7 million (equivalent to US$0.6 million) has been provided by Mr. Takis Wong, the Chief Operating Officer, at an interest rate of 12% per annum. The loan is unsecured and repayable in full on March 20, 2023. Another loan of HK$2.5 million (equivalent to US$0.3 million) has been provided by Mr. Alexander Kong, the Chief Executive Officer, at an interest rate of 12% per annum. The loan is unsecured and repayable in full on March 28, 2023.

As of December 31, 2021, loans of US$4.1 million were guaranteed by Mr. Alexander Kong (2020: US$6.0 million).

Interest expense during the years ended December 31, 2021 and 2020 was US$8,603,623 and US$4,105,464, respectively.

As of December 31, 2021, the long-term borrowings will be due according to the following schedule:

Principal amounts
US$
For the year ending December 31,
2022	344,975
2023	1,268,584
2024	368,995
2025	466,764
Total	2,449,318

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS